Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

24.Provisions

The movement in provisions during the year is as follows:

			Unwinding of
			discount and
		Additions/	changes in
In € thousand	01/01/2022	Reversals	discount rate	12/31/2022
Asset retirement obligations	233	66	3	302
Post-employment benefits (note 25)	84	(9)	—	75
Record retention obligations	56	22	(10)	68
Total non-current provisions	373	79	(7)	445
Year-end audit	1,067	(1,067)	—	—
Legal Claims	—	420	—	420
Severance payments	619	(505)	—	114
Other	736	(540)	—	196
Total current provisions	2,422	(1,692)	—	730

			Unwinding
			of discount
			and changes
		Additions/	in discount
In € thousand	01/01/2021	Reversals	rate	12/31/2021
Asset retirement obligations	175	54	4	233
Post-employment benefits (note 25)	193	(109)	—	84
Record retention obligations	43	13	—	56
Total non-current provisions	411	(42)	4	373
Year-end audit	—	1,067	—	1,067
Severance payments	80	539	—	619
Other	—	736	—	736
Total current provisions	80	2,342	—	2,422

Asset retirement obligations originate from the Group’s lease rental contracts (removal of tenant fixtures – refer to note 16) and they are expected to be settled in May 2027 at the lease contract end. Accrued severance payments from prior year have been paid. Other provisions closing balance relates to social security provisions with reversals during the year primarily relating to board remuneration, payroll, social security, and HR provisions.

Legal claims relate to the expected legal fees in relation to US litigation proceedings. On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson, and Barry Engle for purported violations of United States securities laws. This lawsuit was filed in the U.S. District Court for the Central District of California. On February 10, 2023, the U.S. District Court for the Central District of California transferred the action to the U.S. District Court for the Southern District of Florida. The lawsuit is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 2:22-CV-80232-Rosenberg/Reinhart. On February 15, 2023, the court entered an order appointing Jonathan Coon as Lead Plaintiff. On March 10, 2023, Lead Plaintiff filed an amended complaint that adds additional defendants and asserts additional claims for purported violations of the United States securities laws. The Group’s management believes the claims are without merit and intend to vigorously defend this litigation. The lawsuit is currently at a preliminary stage and the Group cannot predict its outcome, so the Group therefore cannot determine the likelihood of loss or estimate a range of possible loss.